UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Mutual Fund® Semi-annual report for the six months ended April 30, 2014

American Mutual Fund strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	11.15%	17.34%	6.96%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.89%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.75%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

U.S. equities posted strong gains for the six-month period ended April 30, 2014, supported by solid fundamental growth in corporate earnings and rising investor optimism about the continued economic expansion. Several market indexes touched a succession of all-time highs, including the Standard & Poor’s 500 Composite Index and the Dow Jones Industrial Average. While there has been much focus on the Federal Reserve this year, ranging from concern over the slowing of quantitative easing to worries about inflation and deflation, markets seem to be adapting to the gradual reduction of central bank stimulus.

With the stock market rising sharply during the period, American Mutual Fund posted a total return of 6.98%. This trailed the 8.35% return for the unmanaged S&P 500, a broad measure of the U.S. stock market. It is not uncommon for AMF to lag the S&P 500 in a market environment of strong rising returns. The fund is managed conservatively and tends to do better in declining markets because dividend-paying holdings are typically less volatile than the overall market.

Over longer periods of time, AMF has done slightly better than the S&P 500. For the past 10 years, the fund had an average annual total return of 7.77% compared with the index’s 7.66% return. For its 64-year lifetime, AMF has had an average annual total return of 11.76% compared with 11.30% for the S&P 500. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Portfolio review

Holdings in the industrials, materials and utilities sectors made strong contributions to the fund’s results. Industrials continued to be the fund’s largest area of investment, making up 15% of its total assets. Several firms have benefited from the ongoing increase in corporate spending and global economic growth, including aerospace and defense companies General Dynamics and Lockheed Martin. Railroad operator Union Pacific also contributed to the fund’s results during the period, as did materials company Dow Chemical and electric utility Exelon.

American Mutual Fund	1

Investments in the health care sector were mixed: AbbVie and Merck posted strong gains, while Amgen and Bristol-Myers Squibb were among the biggest detractors. After rising sharply in 2013 and during the first quarter of 2014 amid strong financial results and encouraging clinical trials, shares of Amgen declined late in the six-month period during a selloff in biotechnology stocks due in part to valuation concerns. However, we remain optimistic about the company’s future and its strong pipeline of drugs in key areas such as cancer.

Consumer discretionary companies also had mixed results. Toymaker Mattel and media conglomerate Time Warner declined, while retailer Williams-Sonoma and cable provider Comcast advanced. During the period, Comcast made a $45 billion bid to acquire Time Warner Cable, which is separate from Time Warner and also a holding in the fund. Shares of both companies increased on news of the proposed deal, which would create a powerhouse in an industry that’s already seen prices steadily increase; it would also control large portions of the broadband Internet market, along with vast amounts of content through Comcast’s ownership of NBCUniversal.

Overall, the fund’s significant investments in companies with higher dividend yields helped it participate in the market rally. While some sectors that traditionally have been sources of dividends have seen valuations increase quite a bit, we believe there are still plenty of attractively valued companies to be found for investment. AMF’s portfolio managers also have been finding more investment opportunities in new areas such as industrials and information technology; a number of companies in those sectors have been using their growing stockpiles of cash to reward shareholders with higher dividends. We believe that our robust research operation allows us to identify those firms most likely to increase dividends rapidly, and to invest in them at attractive valuation levels.

2	American Mutual Fund

Looking ahead

The Fed has indicated that it will keep reducing its asset-purchase program as long as the U.S. economy continues to shows signs of improvement. Given these circumstances, we expect interest rates to gradually rise over time; however, the exact timing of any increase is uncertain. In normal recoveries, interest rates typically rise as the economy rebounds, and we would expect this pattern to recur as the Fed becomes less active in the market. With this in mind, we remain sensitive to valuation levels.

In such an environment, AMF’s portfolio managers are primarily focused on companies that are increasing dividends as well as earnings. We are careful to avoid those with high dividend yields and no earnings growth, which tend not to do as well when interest rates are rising. Dividend growth also sends a positive message about a company’s earnings and management’s willingness to share profits with investors instead of spending capital on acquisitions or share repurchases, which have a less impressive track record of benefiting shareholders.

We would like to remind our investors of the fund’s three objectives: current income, growth of capital and conservation of principal, which is especially important during a period of rising interest rates and higher valuations. We are pleased to report that the number of shareholder accounts in AMF has grown 5.8% from a year ago. We would like to welcome our new shareholders and thank our long-term investors for their continued support.

Cordially,

Joyce E. Gordon

Vice Chairman

William L. Robbins

President

June 11, 2014

For current information about the fund, visit americanfunds.com.

American Mutual Fund	3

Summary investment portfolio April 30, 2014	unaudited

Industry sector diversification	Percent of net assets

Common stocks 91.79%	Shares	Value (000)	Percent of net assets
Energy 6.78%
Chevron Corp.	4,839,411	$607,443	1.85%
ConocoPhillips	3,274,900	243,358	.74
Royal Dutch Shell PLC, Class A (ADR)	4,635,907	365,031	1.11
Other securities		1,015,826	3.08
		2,231,658	6.78

Materials 5.06%
Dow Chemical Co.	9,316,690	464,903	1.41
Praxair, Inc.	3,323,624	433,899	1.32
Other securities		768,898	2.33
		1,667,700	5.06

Industrials 14.93%
CSX Corp.	10,454,193	295,017	.90
Emerson Electric Co.	3,946,850	269,096	.82
General Dynamics Corp.	4,583,000	501,609	1.52
General Electric Co.	13,860,000	372,695	1.13
Lockheed Martin Corp.	2,192,860	359,936	1.09
Union Pacific Corp.	1,879,300	357,875	1.09
United Parcel Service, Inc., Class B	4,692,300	462,192	1.40
United Technologies Corp.	2,823,174	334,066	1.01
Waste Management, Inc.	10,202,900	453,519	1.38
Other securities		1,511,591	4.59
		4,917,596	14.93

4	American Mutual Fund

	Shares	Value (000)	Percent of net assets
Consumer discretionary 11.11%
Carnival Corp., units	6,244,100	$245,455	.75%
Comcast Corp., Class A	6,919,900	358,174	1.41
Comcast Corp., Class A, special nonvoting shares	2,090,000	106,653
Darden Restaurants, Inc.	5,597,097	278,232	.85
Home Depot, Inc.	8,376,552	666,020	2.02
Johnson Controls, Inc.	7,039,380	317,758	.97
Mattel, Inc.	6,251,797	245,164	.74
Time Warner Inc.	3,272,103	217,464	.66
Williams-Sonoma, Inc.	4,163,000	261,520	.79
Other securities		962,036	2.92
		3,658,476	11.11

Consumer staples 6.63%
Coca-Cola Co.	8,168,400	333,189	1.01
Kraft Foods Group, Inc.	4,849,766	275,758	.84
Mondelez International, Inc.	11,278,300	402,071	1.22
Procter & Gamble Co.	6,406,400	528,848	1.60
Other securities		644,265	1.96
		2,184,131	6.63

Health care 13.04%
AbbVie Inc.	19,992,000	1,041,183	3.16
Amgen Inc.	8,475,748	947,165	2.87
Bristol-Myers Squibb Co.	7,550,000	378,179	1.15
Johnson & Johnson	2,745,000	278,041	.84
Merck & Co., Inc.	7,447,485	436,125	1.32
Novartis AG (ADR)	3,014,000	262,037	.80
Pfizer Inc.	8,803,100	275,361	.84
Other securities		677,513	2.06
		4,295,604	13.04

Financials 8.59%
JPMorgan Chase & Co.	4,048,700	226,646	.69
Marsh & McLennan Companies, Inc.	4,296,394	211,855	.64
Principal Financial Group, Inc.	7,567,000	354,438	1.08
Other securities		2,035,230	6.18
		2,828,169	8.59

Information technology 9.89%
Apple Inc.	880,000	519,279	1.58
Automatic Data Processing, Inc.	3,356,300	261,657	.79
Microsoft Corp.	11,999,607	484,784	1.47
Oracle Corp.	7,323,000	299,364	.91
Texas Instruments Inc.	19,256,322	875,200	2.66
Other securities		817,940	2.48
		3,258,224	9.89

American Mutual Fund	5

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Telecommunication services 4.16%
Verizon Communications Inc.	23,866,997	$1,115,305	3.38%
Other securities		255,884	.78
		1,371,189	4.16

Utilities 7.40%
Duke Energy Corp.	3,790,847	282,380	.86
Exelon Corp.	15,437,720	540,783	1.64
FirstEnergy Corp.	7,373,000	248,839	.76
PG&E Corp.	10,590,000	482,692	1.46
Other securities		882,531	2.68
		2,437,225	7.40

Miscellaneous 4.20%
Other common stocks in initial period of acquisition		1,384,109	4.20

Total common stocks (cost: $20,957,033,000)		30,234,081	91.79

Preferred securities 0.03%
Other 0.03%
Other securities	11,165	.03

Total preferred securities (cost: $10,004,000)	11,165	.03

Bonds, notes & other debt instruments 1.32%	Principal amount (000)
Corporate bonds & notes 1.21%
Financials 1.13%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[1]	$123,654	140,347	.43
Other securities		232,291	.70
		372,638	1.13

Other corporate bonds & notes 0.08%
Other securities		27,432	.08

Total corporate bonds & notes		400,070	1.21

Other 0.11%
Other securities		34,699	.11

Total bonds, notes & other debt instruments (cost: $372,171,000)		434,769	1.32

6	American Mutual Fund

Short-term securities 6.81%	Principal amount (000)	Value (000)	Percent of net assets
Chevron Corp. 0.08%–0.09% due 5/13–6/11/2014[2]	$97,700	$97,688	.30%
Coca-Cola Co. 0.11%–0.15% due 5/19–7/17/2014[2]	175,900	175,877	.53
Fannie Mae 0.09%–0.14% due 6/2–9/15/2014	221,000	220,982	.67
Federal Home Loan Bank 0.05%–0.16% due 5/9–10/17/2014	412,100	412,075	1.25
Freddie Mac 0.07%–0.19% due 5/6–10/29/2014	617,167	617,096	1.87
General Electric Capital Corp. 0.20% due 6/4/2014	25,000	24,998	.08
Merck & Co. Inc. 0.08% due 5/22–6/3/2014[2]	47,000	46,998	.14
Procter & Gamble Co. 0.09%–0.10% due 5/20–7/21/2014[2]	187,500	187,479	.57
Other securities		459,755	1.40

Total short-term securities (cost: $2,242,754,000)		2,242,948	6.81
Total investment securities (cost: $23,581,962,000)		32,922,963	99.95
Other assets less liabilities		16,378	.05

Net assets		$32,939,341	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $703,539,000, which represented 2.14% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Mutual Fund	7

Financial statements

Statement of assets and liabilities at April 30, 2014	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $23,581,962)		$32,922,963
Cash		2,318
Receivables for:
Sales of investments	$130,190
Sales of fund’s shares	27,703
Dividends and interest	59,096	216,989
		33,142,270
Liabilities:
Payables for:
Purchases of investments	158,284
Repurchases of fund’s shares	23,691
Investment advisory services	6,523
Services provided by related parties	11,580
Trustees’ deferred compensation	2,778
Other	73	202,929
Net assets at April 30, 2014		$32,939,341

Net assets consist of:
Capital paid in on shares of beneficial interest		$22,652,762
Undistributed net investment income		60,671
Undistributed net realized gain		884,915
Net unrealized appreciation		9,340,993
Net assets at April 30, 2014		$32,939,341

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (927,126 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$21,024,070	591,202	$35.56
Class B	125,415	3,553	35.29
Class C	1,129,089	32,128	35.14
Class F-1	1,546,754	43,652	35.43
Class F-2	1,517,152	42,666	35.56
Class 529-A	657,780	18,532	35.49
Class 529-B	12,879	364	35.40
Class 529-C	169,004	4,785	35.32
Class 529-E	33,782	955	35.38
Class 529-F-1	49,192	1,384	35.54
Class R-1	68,916	1,955	35.25
Class R-2	244,152	6,931	35.22
Class R-3	685,140	19,392	35.33
Class R-4	792,856	22,357	35.46
Class R-5	399,189	11,224	35.57
Class R-6	4,483,971	126,046	35.57

See Notes to Financial Statements

8	American Mutual Fund

Statement of operations for the six months ended April 30, 2014	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,318)	$396,255
Interest	17,160	$413,415

Fees and expenses*:
Investment advisory services	38,434
Distribution services	37,012
Transfer agent services	13,850
Administrative services	3,795
Reports to shareholders	655
Registration statement and prospectus	745
Trustees’ compensation	443
Auditing and legal	20
Custodian	116
State and local taxes	1
Other	536	95,607
Net investment income		317,808

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	825,725
Currency transactions	(117)	825,608
Net unrealized appreciation (depreciation) on:
Investments	1,005,783
Currency translations	(8)	1,005,775
Net realized gain and unrealized appreciation on investments and currency		1,831,383

Net increase in net assets resulting from operations		$2,149,191

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Mutual Fund	9

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2014*	Year ended October 31, 2013
Operations:
Net investment income	$317,808	$593,806
Net realized gain on investments and currency transactions	825,608	803,802
Net unrealized appreciation on investments and currency translations	1,005,775	4,327,852
Net increase in net assets resulting from operations	2,149,191	5,725,460

Dividends and distributions paid to shareholders:
Dividends from net investment income	(316,414)	(594,864)
Distributions from net realized gain on investments	(635,402)	—
Total dividends and distributions paid to shareholders	(951,816)	(594,864)

Net capital share transactions	1,084,397	2,832,912

Total increase in net assets	2,281,772	7,963,508

Net assets:
Beginning of period	30,657,569	22,694,061
End of period (including undistributed net investment income: $60,671 and $59,277, respectively)	$32,939,341	$30,657,569

*	Unaudited.

See Notes to Financial Statements

10	American Mutual Fund

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Mutual Fund	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	American Mutual Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities

American Mutual Fund	13

purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for

14	American Mutual Fund

similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,231,658	$—	$—	$2,231,658
Materials	1,667,700	—	—	1,667,700
Industrials	4,917,596	—	—	4,917,596
Consumer discretionary	3,658,476	—	—	3,658,476
Consumer staples	2,184,131	—	—	2,184,131
Health care	4,295,604	—	—	4,295,604
Financials	2,828,169	—	—	2,828,169
Information technology	3,258,224	—	—	3,258,224
Telecommunication services	1,371,189	—	—	1,371,189
Utilities	2,437,225	—	—	2,437,225
Miscellaneous	1,384,109	—	—	1,384,109
Preferred securities	11,165	—	—	11,165
Bonds, notes & other debt instruments	—	434,769	—	434,769
Short-term securities	—	2,242,948	—	2,242,948
Total	$30,245,246	$2,677,717	$—	$32,922,963

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater

American Mutual Fund	15

price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and income on certain investments.

16	American Mutual Fund

The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2013, the fund had tax basis undistributed ordinary income of $63,133,000, and undistributed long-term capital gains of $635,053,000.

As of April 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$9,560,236
Gross unrealized depreciation on investment securities	(176,839)
Net unrealized appreciation on investment securities	9,383,397
Cost of investment securities	23,539,566

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2014			Year ended October 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$203,674	$407,841	$611,515	$392,941	$—	$392,941
Class B	846	3,006	3,852	2,540	—	2,540
Class C	6,753	22,339	29,092	14,036	—	14,036
Class F-1	14,284	29,231	43,515	26,052	—	26,052
Class F-2	15,640	28,597	44,237	30,086	—	30,086
Class 529-A	6,030	12,676	18,706	11,614	—	11,614
Class 529-B	74	301	375	231	—	231
Class 529-C	935	3,299	4,234	1,989	—	1,989
Class 529-E	275	671	946	550	—	550
Class 529-F-1	499	954	1,453	909	—	909
Class R-1	415	1,414	1,829	892	—	892
Class R-2	1,450	4,861	6,311	3,236	—	3,236
Class R-3	5,559	13,544	19,103	11,263	—	11,263
Class R-4	7,409	15,209	22,618	13,447	—	13,447
Class R-5	4,288	7,665	11,953	9,364	—	9,364
Class R-6	48,283	83,794	132,077	75,714	—	75,714
Total	$316,414	$635,402	$951,816	$594,864	$—	$594,864

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

American Mutual Fund	17

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $21 billion. For the six months ended April 30, 2014, the investment advisory services fee was $38,434,000, which was equivalent to an annualized rate of 0.245% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

18	American Mutual Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period November 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended April 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$23,613	$9,722	$1,007	Not applicable
Class B	695	73	Not applicable	Not applicable
Class C	5,441	538	273	Not applicable
Class F-1	1,810	828	363	Not applicable
Class F-2	Not applicable	858	355	Not applicable
Class 529-A	688	244	157	$300
Class 529-B	69	7	4	7
Class 529-C	804	68	40	78
Class 529-E	82	8	8	16
Class 529-F-1	—	18	12	22
Class R-1	339	42	17	Not applicable
Class R-2	878	432	59	Not applicable
Class R-3	1,653	511	165	Not applicable
Class R-4	940	388	189	Not applicable
Class R-5	Not applicable	107	97	Not applicable
Class R-6	Not applicable	6	1,049	Not applicable
Total class-specific expenses	$37,012	$13,850	$3,795	$423

American Mutual Fund	19

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $443,000 in the fund’s statement of operations includes $219,000 in current fees (either paid in cash or deferred) and a net increase of $224,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2014

Class A	$1,040,037	30,041	$595,087	17,346	$(1,100,398)	(31,772)	$534,726	15,615
Class B	3,016	88	3,824	112	(39,926)	(1,162)	(33,086)	(962)
Class C	110,007	3,215	28,679	846	(126,962)	(3,708)	11,724	353
Class F-1	198,418	5,749	42,791	1,252	(146,700)	(4,248)	94,509	2,753
Class F-2	210,010	6,060	42,962	1,253	(139,456)	(4,029)	113,516	3,284
Class 529-A	43,064	1,247	18,696	546	(38,455)	(1,113)	23,305	680
Class 529-B	298	9	375	11	(4,039)	(117)	(3,366)	(97)
Class 529-C	11,236	327	4,232	124	(11,158)	(324)	4,310	127
Class 529-E	2,344	68	944	28	(3,115)	(91)	173	5
Class 529-F-1	6,749	195	1,428	41	(6,318)	(183)	1,859	53
Class R-1	9,370	272	1,822	54	(12,300)	(358)	(1,108)	(32)
Class R-2	28,246	823	6,307	185	(34,474)	(1,004)	79	4
Class R-3	80,783	2,346	19,083	560	(90,174)	(2,614)	9,692	292
Class R-4	75,252	2,179	22,570	660	(65,904)	(1,907)	31,918	932
Class R-5	34,880	1,005	11,952	349	(77,285)	(2,237)	(30,453)	(883)
Class R-6	416,846	12,051	131,537	3,833	(221,784)	(6,356)	326,599	9,528
Total net increase (decrease)	$2,270,556	65,675	$932,289	27,200	$(2,118,448)	(61,223)	$1,084,397	31,652

20	American Mutual Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2013

Class A	$2,419,804	77,415	$378,269	12,246	$(2,114,231)	(68,599)	$683,842	21,062
Class B	9,697	314	2,521	83	(87,603)	(2,866)	(75,385)	(2,469)
Class C	230,803	7,435	13,753	451	(203,258)	(6,619)	41,298	1,267
Class F-1	444,684	14,342	25,320	821	(301,307)	(9,749)	168,697	5,414
Class F-2	502,255	16,443	28,299	920	(625,453)	(20,341)	(94,899)	(2,978)
Class 529-A	92,459	2,993	11,611	377	(69,923)	(2,268)	34,147	1,102
Class 529-B	754	24	231	8	(7,938)	(260)	(6,953)	(228)
Class 529-C	24,802	807	1,989	65	(21,946)	(712)	4,845	160
Class 529-E	5,104	166	550	18	(4,305)	(141)	1,349	43
Class 529-F-1	11,230	364	909	30	(5,807)	(191)	6,332	203
Class R-1	17,446	562	889	29	(20,138)	(661)	(1,803)	(70)
Class R-2	63,877	2,079	3,230	106	(68,568)	(2,229)	(1,461)	(44)
Class R-3	172,669	5,630	11,234	366	(163,563)	(5,338)	20,340	658
Class R-4	262,750	8,515	13,437	435	(149,223)	(4,806)	126,964	4,144
Class R-5	119,918	3,931	9,364	303	(97,182)	(3,127)	32,100	1,107
Class R-6	2,014,074	66,359	75,328	2,412	(195,903)	(6,192)	1,893,499	62,579
Total net increase (decrease)	$6,392,326	207,379	$576,934	18,670	$(4,136,348)	(134,099)	$2,832,912	91,950

*	Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,678,968,000 and $3,156,191,000, respectively, during the six months ended April 30, 2014.

American Mutual Fund	21

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net Investment income	Net gains on securities (both realized and unrealized)	Total from Investment operations
Class A:	Six months ended 4/30/2014[4,5]	$34.27	$.35	$2.00	$2.35
	Year ended 10/31/2013	28.27	.70	6.00	6.70
	Year ended 10/31/2012	25.41	.66	2.87	3.53
	Year ended 10/31/2011	24.38	.66	1.00	1.66
	Year ended 10/31/2010	21.57	.62	2.86	3.48
	Year ended 10/31/2009	20.20	.59	1.56	2.15
Class B:	Six months ended 4/30/2014[4,5]	34.01	.22	1.98	2.20
	Year ended 10/31/2013	28.05	.47	5.94	6.41
	Year ended 10/31/2012	25.21	.46	2.83	3.29
	Year ended 10/31/2011	24.19	.46	.99	1.45
	Year ended 10/31/2010	21.41	.44	2.83	3.27
	Year ended 10/31/2009	20.05	.44	1.56	2.00
Class C:	Six months ended 4/30/2014[4,5]	33.88	.21	1.97	2.18
	Year ended 10/31/2013	27.96	.44	5.94	6.38
	Year ended 10/31/2012	25.14	.44	2.84	3.28
	Year ended 10/31/2011	24.13	.44	1.00	1.44
	Year ended 10/31/2010	21.36	.43	2.82	3.25
	Year ended 10/31/2009	20.01	.43	1.55	1.98
Class F-1:	Six months ended 4/30/2014[4,5]	34.15	.34	1.99	2.33
	Year ended 10/31/2013	28.18	.68	5.98	6.66
	Year ended 10/31/2012	25.33	.65	2.86	3.51
	Year ended 10/31/2011	24.31	.64	1.00	1.64
	Year ended 10/31/2010	21.51	.61	2.85	3.46
	Year ended 10/31/2009	20.14	.59	1.56	2.15
Class F-2:	Six months ended 4/30/2014[4,5]	34.27	.38	2.00	2.38
	Year ended 10/31/2013	28.27	.76	6.00	6.76
	Year ended 10/31/2012	25.41	.70	2.88	3.58
	Year ended 10/31/2011	24.38	.70	1.01	1.71
	Year ended 10/31/2010	21.57	.65	2.88	3.53
	Year ended 10/31/2009	20.20	.58	1.63	2.21

22	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.35)	$(.71)	$(1.06)	$35.56	6.98%	$21,024	.60%[6]		.60%[6]		2.03%[6]
(.70)	—	(.70)	34.27	24.01	19,724	.61		.61		2.25
(.67)	—	(.67)	28.27	14.02	15,677	.63		.63		2.44
(.63)	—	(.63)	25.41	6.85	13,549	.62		.62		2.57
(.67)	—	(.67)	24.38	16.31	13,051	.63		.63		2.69
(.72)	(.06)	(.78)	21.57	11.27	11,862	.67		.66		3.05
(.21)	(.71)	(.92)	35.29	6.58	125	1.36	[6]	1.36	[6]	1.29	[6]
(.45)	—	(.45)	34.01	23.06	154	1.38		1.38		1.52
(.45)	—	(.45)	28.05	13.16	196	1.39		1.39		1.71
(.43)	—	(.43)	25.21	6.01	275	1.39		1.39		1.81
(.49)	—	(.49)	24.19	15.40	369	1.40		1.40		1.93
(.58)	(.06)	(.64)	21.41	10.45	426	1.45		1.44		2.29
(.21)	(.71)	(.92)	35.14	6.54	1,129	1.40	[6]	1.40	[6]	1.23	[6]
(.46)	—	(.46)	33.88	23.01	1,076	1.42		1.42		1.44
(.46)	—	(.46)	27.96	13.13	853	1.43		1.43		1.63
(.43)	—	(.43)	25.14	5.97	737	1.43		1.43		1.75
(.48)	—	(.48)	24.13	15.34	691	1.46		1.46		1.86
(.57)	(.06)	(.63)	21.36	10.39	610	1.48		1.47		2.24
(.34)	(.71)	(1.05)	35.43	6.94	1,547	.67	[6]	.67	[6]	1.96	[6]
(.69)	—	(.69)	34.15	23.91	1,397	.68		.68		2.18
(.66)	—	(.66)	28.18	14.00	1,000	.67		.67		2.39
(.62)	—	(.62)	25.33	6.79	744	.66		.66		2.52
(.66)	—	(.66)	24.31	16.28	569	.67		.67		2.63
(.72)	(.06)	(.78)	21.51	11.31	403	.67		.67		3.03
(.38)	(.71)	(1.09)	35.56	7.07	1,517	.43	[6]	.43	[6]	2.20	[6]
(.76)	—	(.76)	34.27	24.22	1,349	.43		.43		2.46
(.72)	—	(.72)	28.27	14.26	1,197	.43		.43		2.59
(.68)	—	(.68)	25.41	7.07	542	.42		.42		2.75
(.72)	—	(.72)	24.38	16.57	340	.41		.41		2.81
(.78)	(.06)	(.84)	21.57	11.58	130	.43		.43		2.86

See page 27 for footnotes.

American Mutual Fund	23

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 4/30/2014[4,5]	$34.21	$.33	$1.99	$2.32
	Year ended 10/31/2013	28.22	.67	5.99	6.66
	Year ended 10/31/2012	25.37	.63	2.86	3.49
	Year ended 10/31/2011	24.34	.63	1.01	1.64
	Year ended 10/31/2010	21.54	.60	2.85	3.45
	Year ended 10/31/2009	20.17	.57	1.57	2.14
Class 529-B:	Six months ended 4/30/2014[4,5]	34.10	.20	1.99	2.19
	Year ended 10/31/2013	28.13	.43	5.96	6.39
	Year ended 10/31/2012	25.28	.42	2.85	3.27
	Year ended 10/31/2011	24.25	.43	1.00	1.43
	Year ended 10/31/2010	21.46	.42	2.84	3.26
	Year ended 10/31/2009	20.10	.42	1.56	1.98
Class 529-C:	Six months ended 4/30/2014[4,5]	34.04	.20	1.99	2.19
	Year ended 10/31/2013	28.09	.42	5.96	6.38
	Year ended 10/31/2012	25.26	.42	2.84	3.26
	Year ended 10/31/2011	24.24	.43	1.00	1.43
	Year ended 10/31/2010	21.46	.41	2.84	3.25
	Year ended 10/31/2009	20.10	.42	1.56	1.98
Class 529-E:	Six months ended 4/30/2014[4,5]	34.09	.29	2.00	2.29
	Year ended 10/31/2013	28.13	.59	5.97	6.56
	Year ended 10/31/2012	25.29	.56	2.85	3.41
	Year ended 10/31/2011	24.27	.56	1.00	1.56
	Year ended 10/31/2010	21.48	.53	2.85	3.38
	Year ended 10/31/2009	20.12	.51	1.57	2.08
Class 529-F-1:	Six months ended 4/30/2014[4,5]	34.25	.37	2.00	2.37
	Year ended 10/31/2013	28.26	.74	5.99	6.73
	Year ended 10/31/2012	25.39	.69	2.88	3.57
	Year ended 10/31/2011	24.37	.68	1.01	1.69
	Year ended 10/31/2010	21.56	.65	2.86	3.51
	Year ended 10/31/2009	20.19	.61	1.57	2.18

24	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.33)	$(.71)	$(1.04)	$35.49	6.91%	$658	.70%[6]		.70%[6]		1.93%[6]
(.67)	—	(.67)	34.21	23.90	611	.71		.71		2.15
(.64)	—	(.64)	28.22	13.91	473	.72		.72		2.34
(.61)	—	(.61)	25.37	6.77	373	.70		.70		2.48
(.65)	—	(.65)	24.34	16.20	303	.71		.71		2.59
(.71)	(.06)	(.77)	21.54	11.22	228	.74		.74		2.95
(.18)	(.71)	(.89)	35.40	6.54	13	1.49	[6]	1.49	[6]	1.16	[6]
(.42)	—	(.42)	34.10	22.88	16	1.50		1.50		1.40
(.42)	—	(.42)	28.13	13.05	19	1.52		1.52		1.58
(.40)	—	(.40)	25.28	5.87	25	1.50		1.50		1.70
(.47)	—	(.47)	24.25	15.29	33	1.51		1.51		1.82
(.56)	(.06)	(.62)	21.46	10.31	34	1.55		1.55		2.16
(.20)	(.71)	(.91)	35.32	6.53	169	1.48	[6]	1.48	[6]	1.15	[6]
(.43)	—	(.43)	34.04	22.92	159	1.50		1.50		1.37
(.43)	—	(.43)	28.09	13.01	126	1.51		1.51		1.55
(.41)	—	(.41)	25.26	5.92	102	1.50		1.50		1.68
(.47)	—	(.47)	24.24	15.27	85	1.50		1.50		1.80
(.56)	(.06)	(.62)	21.46	10.33	65	1.54		1.54		2.15
(.29)	(.71)	(1.00)	35.38	6.83	34	.95	[6]	.95	[6]	1.68	[6]
(.60)	—	(.60)	34.09	23.56	32	.96		.96		1.90
(.57)	—	(.57)	28.13	13.62	26	.98		.98		2.08
(.54)	—	(.54)	25.29	6.45	20	.98		.98		2.20
(.59)	—	(.59)	24.27	15.87	16	1.00		1.00		2.30
(.66)	(.06)	(.72)	21.48	10.88	12	1.04		1.03		2.66
(.37)	(.71)	(1.08)	35.54	7.05	49	.48	[6]	.48	[6]	2.15	[6]
(.74)	—	(.74)	34.25	24.14	46	.49		.49		2.36
(.70)	—	(.70)	28.26	14.21	32	.51		.51		2.54
(.67)	—	(.67)	25.39	6.96	22	.49		.49		2.67
(.70)	—	(.70)	24.37	16.47	13	.50		.50		2.79
(.75)	(.06)	(.81)	21.56	11.44	9	.54		.53		3.14

See page 27 for footnotes.

American Mutual Fund	25

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 4/30/2014[4,5]	$33.98	$.20	$1.99	$2.19
	Year ended 10/31/2013	28.04	.44	5.95	6.39
	Year ended 10/31/2012	25.22	.43	2.86	3.29
	Year ended 10/31/2011	24.21	.44	1.00	1.44
	Year ended 10/31/2010	21.43	.42	2.85	3.27
	Year ended 10/31/2009	20.07	.43	1.57	2.00
Class R-2:	Six months ended 4/30/2014[4,5]	33.95	.21	1.98	2.19
	Year ended 10/31/2013	28.02	.45	5.94	6.39
	Year ended 10/31/2012	25.19	.44	2.84	3.28
	Year ended 10/31/2011	24.18	.44	.99	1.43
	Year ended 10/31/2010	21.40	.42	2.83	3.25
	Year ended 10/31/2009	20.05	.40	1.56	1.96
Class R-3:	Six months ended 4/30/2014[4,5]	34.05	.28	2.00	2.28
	Year ended 10/31/2013	28.10	.59	5.96	6.55
	Year ended 10/31/2012	25.26	.56	2.86	3.42
	Year ended 10/31/2011	24.25	.56	1.00	1.56
	Year ended 10/31/2010	21.46	.53	2.85	3.38
	Year ended 10/31/2009	20.10	.51	1.57	2.08
Class R-4:	Six months ended 4/30/2014[4,5]	34.18	.34	1.99	2.33
	Year ended 10/31/2013	28.20	.68	5.99	6.67
	Year ended 10/31/2012	25.35	.64	2.87	3.51
	Year ended 10/31/2011	24.32	.64	1.01	1.65
	Year ended 10/31/2010	21.53	.60	2.85	3.45
	Year ended 10/31/2009	20.16	.57	1.58	2.15
Class R-5:	Six months ended 4/30/2014[4,5]	34.27	.39	2.01	2.40
	Year ended 10/31/2013	28.27	.78	6.00	6.78
	Year ended 10/31/2012	25.41	.73	2.87	3.60
	Year ended 10/31/2011	24.38	.72	1.00	1.72
	Year ended 10/31/2010	21.57	.67	2.87	3.54
	Year ended 10/31/2009	20.20	.65	1.55	2.20
Class R-6:	Six months ended 4/30/2014[4,5]	34.28	.40	2.00	2.40
	Year ended 10/31/2013	28.28	.79	6.01	6.80
	Year ended 10/31/2012	25.41	.74	2.88	3.62
	Year ended 10/31/2011	24.39	.73	1.00	1.73
	Year ended 10/31/2010	21.58	.68	2.87	3.55
	Six months ended 10/31/2009[4,7]	18.74	.31	2.86	3.17

	Six months ended	Year ended October 31
	April 30, 2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	11%	18%	22%	23%	20%	27%

26	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.21)	$(.71)	$(.92)	$35.25	6.54%	$69	1.43%[6]		1.43%[6]		1.20%[6]
(.45)	—	(.45)	33.98	22.98	68	1.44		1.44		1.43
(.47)	—	(.47)	28.04	13.12	58	1.43		1.43		1.61
(.43)	—	(.43)	25.22	5.96	35	1.43		1.43		1.75
(.49)	—	(.49)	24.21	15.38	29	1.45		1.45		1.84
(.58)	(.06)	(.64)	21.43	10.43	17	1.48		1.47		2.22
(.21)	(.71)	(.92)	35.22	6.55	244	1.41	[6]	1.41	[6]	1.22	[6]
(.46)	—	(.46)	33.95	23.02	235	1.40		1.40		1.47
(.45)	—	(.45)	28.02	13.13	195	1.43		1.43		1.63
(.42)	—	(.42)	25.19	5.94	167	1.45		1.45		1.73
(.47)	—	(.47)	24.18	15.32	153	1.48		1.48		1.83
(.55)	(.06)	(.61)	21.40	10.22	132	1.62		1.62		2.08
(.29)	(.71)	(1.00)	35.33	6.80	685	.96	[6]	.96	[6]	1.67	[6]
(.60)	—	(.60)	34.05	23.55	650	.96		.96		1.90
(.58)	—	(.58)	28.10	13.64	518	.97		.97		2.09
(.55)	—	(.55)	25.26	6.43	410	.97		.97		2.21
(.59)	—	(.59)	24.25	15.90	307	.99		.99		2.29
(.66)	(.06)	(.72)	21.46	10.89	181	1.03		1.03		2.66
(.34)	(.71)	(1.05)	35.46	6.94	793	.66	[6]	.66	[6]	1.97	[6]
(.69)	—	(.69)	34.18	23.95	732	.66		.66		2.18
(.66)	—	(.66)	28.20	13.98	487	.66		.66		2.37
(.62)	—	(.62)	25.35	6.81	272	.67		.67		2.50
(.66)	—	(.66)	24.32	16.21	189	.68		.68		2.58
(.72)	(.06)	(.78)	21.53	11.26	75	.71		.71		2.96
(.39)	(.71)	(1.10)	35.57	7.13	399	.36	[6]	.36	[6]	2.28	[6]
(.78)	—	(.78)	34.27	24.32	415	.36		.36		2.50
(.74)	—	(.74)	28.27	14.31	311	.37		.37		2.69
(.69)	—	(.69)	25.41	7.11	255	.37		.37		2.81
(.73)	—	(.73)	24.38	16.59	195	.38		.38		2.90
(.77)	(.06)	(.83)	21.57	11.55	108	.40		.39		3.47
(.40)	(.71)	(1.11)	35.57	7.14	4,484	.31	[6]	.31	[6]	2.32	[6]
(.80)	—	(.80)	34.28	24.38	3,994	.31		.31		2.50
(.75)	—	(.75)	28.28	14.40	1,526	.32		.32		2.73
(.71)	—	(.71)	25.41	7.12	1,038	.32		.32		2.86
(.74)	—	(.74)	24.39	16.64	784	.33		.33		2.92
(.33)	—	(.33)	21.58	16.99	358	.36	[6]	.36	[6]	3.036	[6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

American Mutual Fund	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2013, through April 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6),then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	American Mutual Fund

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period*	Annualized expense Ratio
Class A — actual return	$1,000.00	$1,069.82	$3.08	.60%
Class A — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B — actual return	1,000.00	1,065.76	6.97	1.36
Class B — assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C — actual return	1,000.00	1,065.41	7.17	1.40
Class C — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 — actual return	1,000.00	1,069.42	3.44	.67
Class F-1 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 — actual return	1,000.00	1,070.75	2.21	.43
Class F-2 — assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-A — actual return	1,000.00	1,069.07	3.59	.70
Class 529-A — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B — actual return	1,000.00	1,065.36	7.63	1.49
Class 529-B — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-C — actual return	1,000.00	1,065.25	7.58	1.48
Class 529-C — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E — actual return	1,000.00	1,068.30	4.87	.95
Class 529-E — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F-1 — actual return	1,000.00	1,070.46	2.46	.48
Class 529-F-1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 — actual return	1,000.00	1,065.43	7.32	1.43
Class R-1 — assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 — actual return	1,000.00	1,065.55	7.22	1.41
Class R-2 — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 — actual return	1,000.00	1,068.03	4.92	.96
Class R-3 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 — actual return	1,000.00	1,069.40	3.39	.66
Class R-4 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 — actual return	1,000.00	1,071.33	1.85	.36
Class R-5 — assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 — actual return	1,000.00	1,071.37	1.59	.31
Class R-6 — assumed 5% return	1,000.00	1,023.26	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Mutual Fund	29

Approval of Investment Advisory and Service Agreement

The American Mutual Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of it and the Capital organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three objectives: current income, growth of capital and conservation of principal. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth and Income Funds Index, the Lipper Large-Cap Value Funds Index and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to those

30	American Mutual Fund

of the Lipper indexes for the 20-year, 10-year and five-year periods, and were mixed for these periods compared to the S&P 500 Index. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth and Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology,

American Mutual Fund	31

infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

32	American Mutual Fund

This page was intentionally left blank.

American Mutual Fund	33

This page was intentionally left blank.

34	American Mutual Fund

This page was intentionally left blank.

American Mutual Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2014, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund® Investment portfolio April 30, 2014

unaudited

Common stocks 91.79%
		Value
Energy 6.78%	Shares	(000)

Apache Corp.	1,123,400	$ 97,511
BP PLC (ADR)	3,294,180	166,751
Chevron Corp.	4,839,411	607,443
ConocoPhillips	3,274,900	243,358
Diamond Offshore Drilling, Inc.	728,941	39,808
Ensco PLC, Class A	3,420,663	172,572
EOG Resources, Inc.	1,075,200	105,370
Exxon Mobil Corp.	1,450,000	148,495
Halliburton Co.	317,000	19,993
Noble Energy, Inc.	357,000	25,625
Royal Dutch Shell PLC, Class A (ADR)	4,635,907	365,031
Schlumberger Ltd.	1,410,000	143,186
Spectra Energy Corp	2,430,500	96,515
		2,231,658
Materials 5.06%

Air Products and Chemicals, Inc.	840,000	98,717
Barrick Gold Corp.	1,835,000	32,058
CRH PLC (ADR)	1,089,059	31,888
Dow Chemical Co.	9,316,690	464,903
E.I. du Pont de Nemours and Co.	690,000	46,451
Freeport-McMoRan Copper & Gold Inc.	1,157,700	39,790
International Flavors & Fragrances Inc.	760,000	74,875
MeadWestvaco Corp.	5,166,580	201,858
Monsanto Co.	300,000	33,210
Mosaic Co.	3,060,500	153,147
Nucor Corp.	1,099,600	56,904
Praxair, Inc.	3,323,624	433,899
		1,667,700
Industrials 14.93%

3M Co.	1,515,000	210,721
Caterpillar Inc.	1,219,100	128,493
CSX Corp.	10,454,193	295,017
Dover Corp.	1,402,000	121,133
Eaton Corp. PLC	1,265,000	91,890
Emerson Electric Co.	3,946,850	269,096
General Dynamics Corp.	4,583,000	501,609
General Electric Co.	13,860,000	372,695
Illinois Tool Works Inc.	850,000	72,446
Lockheed Martin Corp.	2,192,860	359,936
Norfolk Southern Corp.	2,060,400	194,770
PACCAR Inc	500,000	31,990
Pitney Bowes Inc.	2,000,000	53,600
Precision Castparts Corp.	314,000	79,470
Common stocks
		Value
Industrials (continued)	Shares	(000)

Republic Services, Inc.	2,836,300	$ 99,526
Rockwell Automation	1,693,800	201,867
Siemens AG (ADR)	1,052,000	138,685
Snap-on Inc.	750,000	87,000
Union Pacific Corp.	1,879,300	357,875
United Parcel Service, Inc., Class B	4,692,300	462,192
United Technologies Corp.	2,823,174	334,066
Waste Management, Inc.	10,202,900	453,519
		4,917,596
Consumer discretionary 11.11%

Carnival Corp., units	6,244,100	245,455
Coach, Inc.	2,236,722	99,870
Comcast Corp., Class A	6,919,900	358,174
Comcast Corp., Class A, special nonvoting shares	2,090,000	106,653
Darden Restaurants, Inc.	5,597,097	278,232
Harley-Davidson, Inc.	898,900	66,465
Hasbro, Inc.	1,948,788	107,690
Home Depot, Inc.	8,376,552	666,020
Honda Motor Co., Ltd. (ADR)	1,047,800	34,892
Johnson Controls, Inc.	7,039,380	317,758
Mattel, Inc.	6,251,797	245,164
McDonald’s Corp.	634,200	64,295
Newell Rubbermaid Inc.	6,605,200	198,883
Nordstrom, Inc.	218,050	13,362
Scripps Networks Interactive, Inc., Class A	265,000	19,893
Starbucks Corp.	603,000	42,584
Tiffany & Co.	369,265	32,307
Time Warner Cable Inc.	775,200	109,660
Time Warner Inc.	3,272,103	217,464
Viacom Inc., Class B	580,000	49,288
Whirlpool Corp.	225,000	34,510
Williams-Sonoma, Inc.	4,163,000	261,520
YUM! Brands, Inc.	1,147,390	88,337
		3,658,476
Consumer staples 6.63%

Avon Products, Inc.	4,086,300	62,439
Coca-Cola Co.	8,168,400	333,189
Colgate-Palmolive Co.	1,130,000	76,049
ConAgra Foods, Inc.	950,000	28,985
CVS/Caremark Corp.	1,045,000	75,992
General Mills, Inc.	1,500,000	79,530
Kellogg Co.	1,539,423	102,880
Kimberly-Clark Corp.	1,000,000	112,250
Kraft Foods Group, Inc.	4,849,766	275,758
Mondelez International, Inc.	11,278,300	402,071
PepsiCo, Inc.	1,235,769	106,140
Procter & Gamble Co.	6,406,400	528,848
		2,184,131
Common stocks
		Value
Health care 13.04%	Shares	(000)

Abbott Laboratories	1,863,000	$ 72,173
AbbVie Inc.	19,992,000	1,041,183
Aetna Inc.	503,700	35,989
Amgen Inc.	8,475,748	947,165
Bristol-Myers Squibb Co.	7,550,000	378,179
Cardinal Health, Inc.	1,560,000	108,436
Humana Inc.	138,000	15,145
Johnson & Johnson	2,745,000	278,041
Medtronic, Inc.	1,100,000	64,702
Merck & Co., Inc.	7,447,485	436,125
Novartis AG (ADR)	3,014,000	262,037
Pfizer Inc.	8,803,100	275,361
ResMed Inc.	1,500,000	74,775
St. Jude Medical, Inc.	812,100	51,544
Stryker Corp.	2,154,435	167,507
UnitedHealth Group Inc.	1,162,600	87,242
		4,295,604
Financials 8.59%

ACE Ltd.	668,400	68,391
Aon PLC, Class A	1,852,000	157,198
Arthur J. Gallagher & Co.	4,490,548	202,164
Bank of New York Mellon Corp.	3,141,400	106,399
Bank of Nova Scotia	2,310,900	140,457
BB&T Corp.	1,046,000	39,047
BlackRock, Inc.	110,300	33,200
CME Group Inc., Class A	774,000	54,482
HSBC Holdings PLC (ADR)	1,700,000	87,244
Hudson City Bancorp, Inc.	1,696,000	16,892
IntercontinentalExchange Group, Inc.	664,918	135,936
JPMorgan Chase & Co.	4,048,700	226,646
Marsh & McLennan Companies, Inc.	4,296,394	211,855
McGraw Hill Financial, Inc.	321,643	23,779
Old Republic International Corp.	7,110,000	117,742
PNC Financial Services Group, Inc.	1,806,400	151,810
Principal Financial Group, Inc.	7,567,000	354,438
Progressive Corp.	2,000,000	48,500
State Street Corp.	1,479,700	95,529
Sun Life Financial Inc.	3,080,300	104,237
Toronto-Dominion Bank	1,745,600	83,946
U.S. Bancorp	3,906,079	159,290
Wells Fargo & Co.	3,343,000	165,947
Willis Group Holdings PLC	1,050,000	43,040
		2,828,169
Information technology 9.89%

Accenture PLC, Class A	414,000	33,211
Analog Devices, Inc.	1,329,640	68,197
Apple Inc.	880,000	519,279
Automatic Data Processing, Inc.	3,356,300	261,657
Google Inc., Class A1	38,000	20,325
Hewlett-Packard Co.	2,577,065	85,198
Intel Corp.	2,800,000	74,732
Common stocks
		Value
Information technology (continued)	Shares	(000)

International Business Machines Corp.	550,000	$ 108,059
KLA-Tencor Corp.	1,322,000	84,595
Linear Technology Corp.	1,863,700	82,935
Maxim Integrated Products, Inc.	4,700,000	152,468
Microsoft Corp.	11,999,607	484,784
Oracle Corp.	7,323,000	299,364
Paychex, Inc.	1,000,000	41,810
QUALCOMM Inc.	431,000	33,924
Texas Instruments Inc.	19,256,322	875,200
Xilinx, Inc.	688,400	32,486
		3,258,224
Telecommunication services 4.16%

AT&T Inc.	5,920,000	211,344
BCE Inc.	1,000,000	44,540
Verizon Communications Inc.	23,866,997	1,115,305
		1,371,189
Utilities 7.40%

Ameren Corp.	1,660,000	68,575
American Electric Power Co., Inc.	1,435,000	77,217
Dominion Resources, Inc.	2,860,000	207,465
DTE Energy Co.	750,000	58,605
Duke Energy Corp.	3,790,847	282,380
Edison International	1,420,000	80,315
Exelon Corp.	15,437,720	540,783
FirstEnergy Corp.	7,373,000	248,839
National Grid PLC (ADR)	1,412,599	100,379
PG&E Corp.	10,590,000	482,692
PPL Corp.	2,044,300	68,157
Southern Co.	2,500,000	114,575
Xcel Energy Inc.	3,365,000	107,243
		2,437,225
Miscellaneous 4.20%

Other common stocks in initial period of acquisition		1,384,109
Total common stocks (cost: $20,957,033,000)		30,234,081
Preferred securities 0.03%

Financials 0.03%

U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,165
Total preferred securities (cost: $10,004,000)		11,165
Bonds, notes & other debt instruments 1.32%
Corporate bonds & notes 1.21%	Principal amount
Energy 0.01%	(000)

Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,220
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Financials 1.13%	(000)	(000)

Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)[2]	$ 1,665	$ 1,895
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[2]	1,665	1,900
Citigroup Inc. 6.125% 2017	5,000	5,719
ERP Operating LP 5.125% 2016	2,400	2,589
ERP Operating LP 5.375% 2016	6,455	7,095
ERP Operating LP 5.75% 2017	39,855	45,077
ERP Operating LP 6.584% 2015	3,500	3,700
ERP Operating LP 7.125% 2017	5,000	5,860
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	123,654	140,347
MetLife Global Funding I 5.125% 2014[3]	3,000	3,014
UDR, Inc., Series A, 5.25% 2015	5,000	5,160
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[2]	131,826	150,282
		372,638
Utilities 0.07%

FPL Group Capital, Inc. 7.875% 2015	20,000	22,212
Total corporate bonds & notes		400,070

Mortgage-backed obligations[4] 0.03%

Fannie Mae 4.00% 2024	4,237	4,526
Fannie Mae 4.50% 2024	4,080	4,374
		8,900
Federal agency bonds & notes 0.08%

Fannie Mae 2.50% 2014	25,775	25,799
Total bonds, notes & other debt instruments (cost: $372,171,000)		434,769

Short-term securities 6.81%

3M Co. 0.08% due 6/23/2014[3]	17,000	16,996
Abbott Laboratories 0.10% due 6/27/2014[3]	35,000	34,997
Chevron Corp. 0.08%–0.09% due 5/13–6/11/2014[3]	97,700	97,688
Coca-Cola Co. 0.11%–0.15% due 5/19–7/17/2014[3]	175,900	175,877
Fannie Mae 0.09%–0.14% due 6/2–9/15/2014	221,000	220,982
Federal Farm Credit Banks 0.08%–0.16% due 5/28–11/21/2014	91,100	91,079
Federal Home Loan Bank 0.05%–0.16% due 5/9–10/17/2014	412,100	412,075
Freddie Mac 0.07%–0.19% due 5/6–10/29/2014	617,167	617,096
General Electric Capital Corp. 0.20% due 6/4/2014	25,000	24,998
Honeywell International Inc. 0.10% due 6/24/2014[3]	30,000	29,995
IBM Corp. 0.09% due 5/13/2014[3]	27,800	27,799
Merck & Co. Inc. 0.08% due 5/22–6/3/2014[3]	47,000	46,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 5/12–6/3/2014	68,000	67,997
Paccar Financial Corp. 0.07% due 5/12–6/6/2014	63,500	63,497
PepsiCo Inc. 0.07%–0.08% due 6/3–6/5/2014[3]	37,000	36,998
Pfizer Inc 0.09% due 6/17/2014[3]	45,700	45,698
Procter & Gamble Co. 0.09%–0.10% due 5/20–7/21/2014[3]	187,500	187,479
U.S. Treasury Bills 0.095% due 5/15/2014	44,700	44,699
Total short-term securities (cost: $2,242,754,000)		2,242,948
Total investment securities (cost: $23,581,962,000)		$32,922,963
Other assets less liabilities		16,378
Net assets		$32,939,341

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Coupon rate may change periodically.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $703,539,000, which represented 2.14% of the net assets of the fund.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-003-0614O-S37659

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 30, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 30, 2014